Acquisitions (Details) - USD ($) $ in Thousands	Apr. 21, 2021	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill		$ 221	$ 221		$ 0
2Predict, Inc.
Business Acquisition [Line Items]
Purchase price	$ 1,400
Cash paid	$ 200
Number of shares issued (in shares)	182,188
Equity issued	$ 1,200
Net assets acquired	1,400
Definite-lived intangible assets	1,200
Finite-lived intangibles, amortization	600	$ 200	$ 600	$ 0	$ 0
Goodwill	$ 200
Definite-lived intangible asset, useful life	1 year 6 months